LEASES (Tables)	12 Months Ended
Dec. 31, 2019
LEASES [Abstract]
Schedule of Weighted-Average Remaining Lease Term and Discount Rate
The following table represents the weighted-average remaining lease term and discount rate:

Twelve months ended
December 31, 2019

Weighted average remaining lease term	5.8 years
Weighted average discount (annual) rate	8.9%

Schedule of Operating Leases
Maturities of operating lease liabilities were as follows:

December 31, 2019

2020	$886
2021	779
2022	787
2023	658
2024 and after	1,454
Total operating lease payments	$4,564
Less: imputed interest	986
Present value of lease liabilities	$3,578

Lease liabilities, current	$600
Lease liabilities, non- current	2,978
Present value of lease liabilities	$3,578